Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.7%

CANADA — 4.8%
Shopify, Inc., Class A *	6,117	$725,599

ISRAEL — 0.3%
Oddity Tech Ltd., Class A *	3,479	46,549

UNITED STATES — 93.6%
Affirm Holdings, Inc. *	4,657	213,384
Alnylam Pharmaceuticals, Inc. *	1,098	363,295
Alphabet, Inc., Class A	1,158	332,994
Amazon.com, Inc. *	5,995	1,248,579
AppLovin Corp., Class A *	544	216,512
Aurora Innovation, Inc. *	38,042	156,733
Axon Enterprise, Inc. *	273	115,940
Block, Inc. *	3,195	192,275
Circle Internet Group, Inc. *	225	21,467
Cloudflare, Inc., Class A *	4,273	881,691
Coinbase Global, Inc., Class A *	308	53,780
CoStar Group, Inc. *	8,134	328,126
Datadog, Inc., Class A *	1,872	220,990
Denali Therapeutics, Inc. *	5,783	111,034
DoorDash, Inc., Class A *	4,204	631,231
Doximity, Inc., Class A *	3,711	86,466
DraftKings, Inc., Class A *	8,509	183,965
Duolingo, Inc. *	1,692	166,780
Ensign Group, Inc. (The)	2,118	426,777
Figma, Inc., Class A *	4,891	103,396
Guardant Health, Inc. *	4,982	460,187
Insulet Corp. *	923	193,682
Knife River Corp. *	2,355	192,286
Lemonade, Inc. *	3,378	211,733
Lineage, Inc.	2,804	91,859
Medline, Inc., Class A *	5,536	246,352
Meta Platforms, Inc., Class A	1,815	1,038,416
Moderna, Inc. *	4,970	252,476
Netflix, Inc. *	9,243	888,714
NVIDIA Corp.	6,595	1,150,168
Penumbra, Inc. *	977	320,818
RBC Bearings, Inc. *	212	115,141
Recursion Pharmaceuticals, Inc., Class A *	6,841	21,002
Rivian Automotive, Inc., Class A *	5,259	79,148
ROBLOX Corp., Class A *	4,850	274,316
Samsara, Inc., Class A *	9,914	314,175
SharkNinja, Inc. *	2,209	233,933
Snowflake, Inc., Class A *	1,622	244,630
Sweetgreen, Inc., Class A *	12,254	63,598
Tempus AI, Inc., Class A *	4,306	194,717
Tesla, Inc. *	1,207	448,702
United Therapeutics Corp. *	372	220,589
Watsco, Inc.	722	262,656
Wayfair, Inc., Class A *	3,747	281,812
Workday, Inc., Class A *	1,650	214,368

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
YETI Holdings, Inc. *	4,149	$151,812
		14,222,705
TOTAL INVESTMENTS — 98.7%
(cost $9,648,209)		$14,994,853
Other assets less liabilities — 1.3%		201,567
NET ASSETS — 100.0%		$15,196,420

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$14,994,853	$—	$—	$14,994,853
Total	$14,994,853	$—	$—	$14,994,853

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2025.